Debt securities - Additional information (Details) - Debt securities - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 98,864	€ 87,703
Debt securities portfolio
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 91,957	€ 83,513